Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	119,480,772	102,174,594
Common stock, shares outstanding (in shares)	119,480,772	102,174,594
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	2,297,504	2,297,504
Preferred stock, shares outstanding (in shares)	2,297,504	2,297,504
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	3,195,050	3,195,050
Preferred stock, shares outstanding (in shares)	3,195,050	3,195,050